INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Operating loss carryforwards	$ 19,784	$ 19,572
Capital loss carryforwards	161	149
Allowance for doubtful accounts	21	12
Tax credit carryforwards	554	588
Accrued expenses	572	744
Total deferred tax assets	21,092	21,065
Deferred tax liabilities:
Depreciation of property and equipment	(134)	(139)
Deferred tax assets net of deferred tax liabilities before valuation allowance	20,958	20,926
Valuation allowance	(20,844)	(20,781)
Deferred tax assets, net	114	145
Change in valuation allowance	63	1,811
The Netherlands [Member]
Deferred tax liabilities:
Net operating loss carry forward	27,309
The Netherlands [Member] | Minimum [Member]
Deferred tax liabilities:
Net operating loss carry forward expiration dates	Dec. 31, 2014
The Netherlands [Member] | Maximum [Member]
Deferred tax liabilities:
Net operating loss carry forward expiration dates	Dec. 31, 2022
United States [Member]
Deferred tax liabilities:
Net operating loss carry forward	29,826
Tax credit carryforwards	569
United States [Member] | Minimum [Member]
Deferred tax liabilities:
Tax credit carryforwards, expiration dates	Dec. 31, 2024
Net operating loss carry forward expiration dates	Dec. 31, 2025
United States [Member] | Maximum [Member]
Deferred tax liabilities:
Tax credit carryforwards, expiration dates	Dec. 31, 2028
Net operating loss carry forward expiration dates	Dec. 31, 2033
Israel [Member]
Deferred tax assets:
Capital loss carryforwards	644
Deferred tax liabilities:
Net operating loss carry forward	$ 4,502